Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Wireless Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Wireless Fund
Account Value	$ 38,185	$ 38,185	$ 38,185	$ 37,272	$ 24,268	$ 27,343	$ 25,524	$ 16,096	$ 15,516	$ 13,358	$ 11,598	$ 9,963	$ 10,000
Wireless Fund | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	2.45%	18.86%	14.34%
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	$ 32,482	$ 32,482	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
Average Annual Return, Percent	8.25%	9.06%	12.50%
NASDAQ Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ Composite Index
Account Value	$ 38,806	$ 38,806	$ 38,806	$ 36,483	$ 27,008	$ 31,143	$ 28,821	$ 16,622	$ 16,507	$ 14,921	$ 12,356	$ 10,055	$ 10,000
Average Annual Return, Percent	6.37%	18.48%	14.52%